Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment Explanatory [Abstract]
Disclosure of property, plant and equipment [text block]
11 Property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2018
Net carrying amount – beginning of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Additions	18	432	173	330	6,947	878	8,778
Depreciation	(65)	(6,012)	(529)				(6,606)
Reversals	41	299	86				426
Impairments	(61)	(477)	(73)		(548)	(117)	(1,276)
Write-off		(12)	(1)	(66)	(4)	(1)	(84)
Disposals	(2)	(400)	(9)	(32)	(198)	2	(639)
Currency translation differences	2	1,623	36	53	385	(1)	2,098
Decrease through loss of control of subsidiary	1	(4,388)	32	(58)	(474)	10	(4,877)
Transfers	81	6,795	461	(294)	(6,501)	(542)
Other changes	(54)	(786)	(152)	(37)	119	234	(676)
Net carrying amount – end of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Gross carrying amount – end of the year	4,060	135,467	27,516	1,267	12,559	2,415	183,284
Provisions for depreciation and impairments	2,786	92,611	23,615		3,364	606	122,982

2017
Net carrying amount – beginning of the year	1,258	47,090	3,789	1,905	15,135	1,616	70,793
Additions	22	42	190	351	7,302	583	8,490
Depreciation	(71)	(6,583)	(545)				(7,199)
Reversals	5	608	273		169		1,055
Impairments	(2)	(491)	(83)		(146)	(126)	(848)
Write-off		(3)	(2)	(232)	(2)		(239)
Disposals	(15)	3	(6)		(1,376)	(54)	(1,448)
Currency translation differences	(5)	(5,155)	(143)	(193)	(1,527)	(2)	(7,025)
Transfers	84	9,940	629	(265)	(9,673)	(715)
Other changes	37	331	(225)	(195)	(413)	44	(421)
Net carrying amount – end of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Gross carrying amount – end of the year	4,061	137,223	26,746	1,371	12,315	2,061	183,777
Provisions for depreciation and impairments	2,748	91,441	22,869		2,846	715	120,619

Capital expenditures included capitalized finance expenses of  €52 million
(€72
million in 2017) related to the Exploration & Production segment (€37 million). The interest rate used for capitalizing finance expense ranged from 2.3% to 2.4%
(1.6% to 2.7%
at December 31, 2017)
.
Capital expenditures primarily related to the Exploration & Production segment for €7,757 million (€7,638 million in 2017) and included the consideration paid for the award of the interests in the already producing Concession Agreements of Umm Shaif and Nasr (
10
%) and Lower Zakum (
5
%) and the Concession Agreement of Gasha (
25
%) under development, located in the offshore of Abu Dhabi (United Arab Emirates). The price paid of €869 million was allocated to proved mineral interest (E&P wells, plant and machinery) for €382  million and to unproved mineral interest (E&P tangible assets in progress) for €487 million.

More information is reported in note 35 — Segment information and information by geographical area.

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:
(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	2 – 17
Gas pipelines and compression stations	2 – 12
Power plants	5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

The criteria adopted by Eni for determining net (impairments) reversals is reported in note 13 — Net reversal (impairment) of tangible and intangible assets.

Disposals related to a
10%
interest in the Zohr asset in Egypt to Mubadala Petroleum Llc with a gain of
€418 million.
Foreign currency translation differences primarily related to subsidiaries which utilize the U.S. dollar as functional currency (€2,209 million).
Property, plant and equipment decreased by €4,800 million due to the exclusion from the consolidation of the assets of the former Eni’s subsidiary Eni Norge AS which was merged with Point Resources AS, fully-owned by HitecVision AS, to establish the equity-accounted joint venture Vår Energi AS, jointly controlled by Eni (
69.60
%) and HitecVision AS with the initial recognition among equity-accounted investments of Eni’s interest in the combined entity.
Transfers from E&P tangible assets in progress to E&P wells, plant and machinery related for €2,750 million to progress in the development of reserves at large projects, comprising Zohr, Jangkrik, East Hub, Noroos and OCTP projects.
Changes in exploration and appraisal activities related to: (i) the successful completion of exploration and appraisal activities at certain suspended exploration wells and their transfer to tangible assets for €297 million; (ii) the write-off of exploration wells for €66 million due to the negative outcome of exploration and appraisal activities, mainly relating to two offshore projects in Morocco and Vietnam.
Other changes of  included a downward revision of estimates of the decommissioning provision of the Exploration & Production segment (negative €503 million) due to increased discount rates curve, especially for the U.S. dollar.
Exploration and appraisal activities related for €1,101 million to costs of suspended exploration wells pending final determination and for €166 million to costs of exploration wells in progress at the end of the year. Changes relating to suspended wells are showed
:

(€ million)	2018	2017	2016
Costs for exploratory wells suspended – beginning of the period	1,263	1,684	1,737
Increases for which is ongoing the determination of proved reserves	235	451	282
Amounts previously capitalized and expensed in the period	(61)	(217)	(109)
Reclassification to successful exploratory wells following the estimation of proved reserves	(297)	(278)	(276)
Disposals	(6)	(199)
Decrease through loss of control of subsidiary	(58)
Reclassification to assets held for sale	(24)
Currency translation differences	49	(178)	50
Costs for exploratory wells suspended – end of the period	1,101	1,263	1,684

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2018		2017		2016
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	111	7.02	222	7.95	16	1.05
- between 1 and 3 years	87	2.88	241	3.87	609	10.25
- beyond 3 years	903	24.20	800	21.44	1,059	21.55
	1,101	34.10	1,263	33.26	1,684	32.85
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	111	7.02	148	5.88	9	0.55
- fields for which the delineation campaign is in progress	217	4.66	261	4.69	251	3.51
- fields including commercial discoveries that proceeds to sanctioning	773	22.42	854	22.69	1,424	28.79
	1,101	34.10	1,263	33.26	1,684	32.85

Unproved mineral interests include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows
:
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Total
2018
Book amount at the beginning of the year	1,162	825	192	99	105	7		2,390
Additions	26	56				23	487	592
Net (impairments) reversals	(429)		(76)					(505)
Reclassification to proved mineral interest	(32)		(44)		(32)	(2)		(110)
Other changes and currency translation differences	42	40	5	4	4	1	15	111
Book amount at the end of the year	769	921	77	103	77	29	502	2,478
2017
Book amount at the beginning of the year	1,254	938	138	113		7	2,450
Additions					112		112
Net (impairments) reversals	72		75				147
Reclassification to proved mineral interest	(7)						(7)
Other changes and currency translation differences	(157)	(113)	(21)	(14)	(7)		(312)
Book amount at the end of the year	1,162	825	192	99	105	7	2,390

Unproved mineral interest comprised a property denominated Oil Prospecting License 245 (“OPL 245”), located in the offshore  of Nigeria, with a net book value of  €857 million, which corresponded to the price paid to the Nigerian Government to acquire a
50%
interest in the property, with the partner Shell acquiring the remaining
50%.
As of December 31, 2018, the net book value of the property was €1,159 million, including capitalized exploration costs and pre-development costs. The acquisition of OPL 245 is subject to judicial proceedings in Italy and in Nigeria for alleged corruption and money laundering in respect of the Resolution Agreement signed on April 29, 2011, relating to the purchase of the license by Eni and Shell. Those proceedings are disclosed in note 27 — Guarantees, Commitments and
Risks.
Additions for the year related to the acquisition of unproved reserves as part of the deals to acquire interests in oil&gas assets in production/development phase in the offshore of Abu Dhabi (United Arab Emirates), the extension of the concession terms in Nigeria and Egypt and contractual revisions in Congo.

Accumulated provisions for impairments amounted to €16,471 million
(€16,005 million at December 31, 2017).
At December 31, 2018, Eni pledged property, plant and equipment for
€24
million primarily as collateral against certain borrowings (same amount as of December 31, 2017)
.
Government grants recorded as a decrease of property, plant and equipment amounted to €125 million
(€110
million at December 31, 2017)
.
Assets acquired under financial lease agreements amounted to
€46
million (€29 million at December 31, 2017)
.
Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 27 — Guarantees, commitments and risks — Liquidity risk
.
Property, plant and equipment under concession arrangements are described in note 27 — Guarantees, commitments and risks — Assets under concession arrangements
.